Short-term deposits	12 Months Ended
Dec. 31, 2017
Short-term deposits [Abstract]
Short-term deposits
6.	Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities of less than one year. Short-term deposits balance as of December 31, 2016 and 2017 primarily consist of the following currencies:

	December 31, 2016		December 31, 2017
	Amount	RMB equivalent	Amount	RMB equivalent

RMB	1,235,000	1,235,000	3,400,000	3,400,000
US$	362,882	2,516,519	397,816	2,600,104
Total		3,751,519		6,000,104